PROPERTY AND EQUIPMENT (Details Narrative) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Depreciation	$ 3,102	$ 8,745	$ 6,134	$ 17,838
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation			$ 775	$ 1,464